Stock Based Compensation, Summary of Exercise Prices, Number of Options Outstanding and Number of Options Exercisable (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding (in shares)	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06
Weighted Average Contractual Life Remaining (Years)	2 years 4 months 24 days
Number of Options Exercisable (in shares)	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06
$12.06 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 12.06
Number of Options Outstanding (in shares)	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06
Weighted Average Contractual Life Remaining (Years)	2 years 4 months 24 days
Number of Options Exercisable (in shares)	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06